Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended					12 Months Ended
	Mar. 14, 2016	Aug. 18, 2014	Feb. 29, 2016	Mar. 31, 2016	Nov. 15, 2015	Aug. 15, 2015	May. 15, 2015	Feb. 15, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2014
Schedule Of Capitalization Equity [Line Items]
Common stock, shares authorized				100,000,000					100,000,000	100,000,000
Preferred Stock, shares authorized				100,000					100,000	100,000
Common Stock, shares issued				66,041,227					55,741,229	54,174,763
Common Stock, shares outstanding				66,041,227					55,741,229	54,174,763
Preferred Stock, par value				$ 0.001					$ 0.001	$ 0.001
Preferred Stock, shares issued				12,836					16,100	16,100
Preferred Stock, shares outstanding				12,836					16,100	16,100
Preferred stock shares converted	10,125,000			10,100,000
Proceeds from the Issuance of Preferred Stock, Net										$ 154,988
Dividends declared on Preferred Stock									$ 6,088	2,335
Common Stock
Schedule Of Capitalization Equity [Line Items]
Preferred stock convertible preferred stock				1,800,000
Preferred stock to common stock conversion ratio									555.56
6.0% convertible perpetual preferred stock, Series A
Schedule Of Capitalization Equity [Line Items]
Preferred Stock, par value		$ 0.001		$ 0.001					$ 0.001
Preferred Stock, shares issued		16,100		12,836					16,100
Preferred Stock, shares outstanding				12,836					16,100
Preferred stock shares converted				3,264
Dividend per share percentage				6.00%					6.00%
Dividend per share in amount				$ 600					$ 600
Accumulated dividends in arrears				$ 2,100
Quarterly cash dividend paid per share			$ 0.00		$ 150.00	$ 150.00	$ 150.00	$ 150.00
Quarterly cash dividend amount paid					$ 2,400	$ 2,400	$ 2,400	$ 2,400
Proceeds from the Issuance of Preferred Stock, Net		$ 155,000
Dividends declared on Preferred Stock									$ 9,700	$ 2,300
Initial conversion price per share of common stock									$ 18.00
Premium percentage over market closing sale price									25.20%
Closing sale price per share of common stock											$ 14.38
Sale of shares transaction date									Aug. 12, 2014
Depositary shares
Schedule Of Capitalization Equity [Line Items]
Preferred Stock, shares issued		1,610,000
Liquidation preference per share				$ 10,000					$ 10,000
Preferred stock to common stock conversion ratio									5.5556